Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Deferred tax assets	$ 870	$ 1,946
Less, valuation allowance	(870)	(1,946)
Deferred tax assets, net